ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 was as follows:

	June 30,	December 31,
	2024	2023
Accounts payable	$6,274,695	$3,475,570
Credit card payable	166,544	153,728
Accrued interest	536,278	233,611
Accrued expenses and other payables	460,499	210,049
Total accounts payable and accrued expenses	$7,438,016	$4,072,958

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of December 31, 2023, and 2022 was as follows:

	December 31,	December 31,
	2023	2022
Accounts payable	$3,475,570	$669,231
Credit card payable	153,728	29,454
Accrued interest	233,611	12,298
Accrued expenses and other payables	210,049	25,675
Total accounts payable and accrued expenses	$4,072,958	$736,658